Components of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accounts Receivables [Line Items]
Joint interests	$ 26,194	$ 16,926	$ 17,835
Accrued oil and natural gas sales	41,512	47,667	41,316
Derivative settlements	8,208	449	3,431
Other	377	380	831
Allowance for doubtful accounts	(890)	(634)	(633)
Accounts receivable, net	$ 75,401	$ 64,788	$ 62,780